S000048058 [Member] Expense Example, No Redemption - S000048058 [Member]	May 31, 2026 USD ($)
C000151809 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 106
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	631
Expense Example, No Redemption, 10 Years	1,409
C000151801 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	699
Expense Example, No Redemption, 3 Years	986
Expense Example, No Redemption, 5 Years	1,295
Expense Example, No Redemption, 10 Years	2,169
C000151802 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	$ 2,303